Trade Accounts Receivables, Net - Summary of Unbilled Receivables by Subsidiaries Grouped by Main Projects (Detail) - Unbilled Receivables Subsidiaries [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 421,841	S/ 79,847
Infrastructure [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	12,395	38,769
Infrastructure [member] | Operation and maintenance of roads [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	9,837	38,066
Infrastructure [member] | Oil Services [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	1,657
Infrastructure [member] | Others [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	901	703
Engineering and Construction [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	409,446	41,078
Engineering and Construction [member] | Others [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	106,513	29,098
Engineering and Construction [member] | Talara Refinery [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	190,831
Engineering and Construction [member] | North Concentrator Plant - Quellaveco [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	52,488
Engineering and Construction [member] | Oxide Plant - Marcobre [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	26,658
Engineering and Construction [member] | Civil works, assembly and electromechanics - Acero Arequipa [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	16,449
Engineering and Construction [member] | Project Mina Gold Fields La Cima S.A. [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	3,409	S/ 11,980
Engineering and Construction [member] | Generating Plant Machu Picchu [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 13,098